Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:
	December 31, 2022	June 30, 2023
Balance sheet items, except for equity accounts	6.8972	7.2513
	For the Six Months Ended June 30,
	2022	2023
Items in the statements of income and comprehensive income, and statements of cash flows	6.4835	6.9283
The Group’s revenue are disaggregated by timing of revenue recognition as follows:
	For the years ended December 31,
	2020	2021	2022
Revenue recognized at a point of time	$238,399	$244,646	$266,934
Revenue recognized over time	526	4,589	15,479
Revenues	$238,925	$249,235	$282,413
	As of December 31,
	2021	2022
Balance sheet items, except for equity accounts	6.3726	6.8972
	For the Years Ended December 31,
	2020	2021	2022
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.9042	6.4508	6.7290

Schedule of the Estimated Useful Lives of the Assets	Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives and residual value are as follows:
Category	Estimated useful lives	Residual value
Vehicles	3-5 years	5%
Office equipment and furniture	3-5 years	5%
Electronic equipment	3 years	5%
Computer software	5, 10 years	nil
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets	nil
Others	3-10 years	5%